Equity (Detail Textuals) € / shares in Units, $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 25, 2018 USD ($)	Jun. 25, 2018 USD ($) shares	Feb. 19, 2018 USD ($) shares	Dec. 31, 2018 $ / shares	Jul. 25, 2018 EUR (€) € / shares	Jun. 25, 2018 EUR (€) € / shares	Feb. 19, 2018 EUR (€) € / shares	Dec. 31, 2016 $ / shares
Disclosure of reserves within equity [line items]
Nominal value of each common share | $ / shares				$ 1				$ 1
Initial public offering price | $ / shares				$ 17
Non-controlling interests | Corporacion America Italia S.A. | Toscana Aeroporti S.p.A
Disclosure of reserves within equity [line items]
Percentage of additional share capital purchased		6.58%	4.568%			6.58%	4.568%
Purchase price per share | € / shares						€ 16.50	€ 15.80
Total purchase price		$ 24,218	$ 16,513			€ 20,200,000	€ 13,434,000
Percentage of share capital owned post acquisition		62.28%	55.698%			62.28%	55.698%
Number of shares acquired in a business combination | shares		1,225,275	850,235
Maximum earn out amount | €						€ 3,400
Non-controlling interests | Corporacion America Italia S.A. | Investment Corporation of Dubai ("ICD")
Disclosure of reserves within equity [line items]
Purchase price per share | € / shares					€ 1,504.3
Total purchase price	$ 56,638				€ 48,890,000
Proportion of ownership interest in subsidiary sold	25.00%
Percentage of share captial after disposal	75.00%